Note 19 - Fair Value Measurements (Details) - Assets measured at fair value on a nonrecurring basis in US dollars (Fair Value, Measurements, Nonrecurring [Member])
In Thousands, unless otherwise specified
				12 Months Ended
	Mar. 31, 2013 Fair Value, Inputs, Level 3 [Member] USD ($)	Mar. 31, 2013 Fair Value, Inputs, Level 3 [Member] JPY (¥)	Mar. 31, 2012 Fair Value, Inputs, Level 3 [Member] JPY (¥)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2012 JPY (¥)
Note 19 - Fair Value Measurements (Details) - Assets measured at fair value on a nonrecurring basis in US dollars [Line Items]
Trademark	$ 1,136	¥ 107,000	¥ 155,000
Trademark				510
	1,136	107,000	183,319
				$ 510	¥ 48,000	¥ 108,681